SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - impact on the condensed consolidated balance sheets upon adoption of ASC842 (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liabilities	¥ 45,114
ASSETS
Right-of-use assets	44,349	$ 6,430
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued Liabilities and Other Liabilities, as Reported			¥ 569
Liabilities, Total, as Reported			569
Liabilities and Equity, Total, as Reported			¥ 569
Operating Lease, Liability, Current	¥ 34,975
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities and Other Liabilities	Accrued Liabilities and Other Liabilities	Accrued Liabilities and Other Liabilities
Operating Lease, Liability, Noncurrent	¥ 10,139	$ 1,470
ASC 842 | Effect
ASSETS
Right-of-use assets			¥ 36,030
TOTAL ASSETS			36,030
LIABILITIES AND SHAREHOLDERS' EQUITY
Operating Lease, Liability, Current			12,566
Operating Lease, Liability, Noncurrent			23,464
TOTAL LIABILITIES			36,030
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT			36,030
ASC 842 | After adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liabilities			36,599
ASSETS
Right-of-use assets			36,030
TOTAL ASSETS			36,030
LIABILITIES AND SHAREHOLDERS' EQUITY
Operating Lease, Liability, Current			13,135
Operating Lease, Liability, Noncurrent			23,464
TOTAL LIABILITIES			36,599
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT			¥ 36,599